Offerings - Offering: 1	May 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	3,400,000
Proposed Maximum Offering Price per Unit	5.825
Maximum Aggregate Offering Price	$ 19,805,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,735.07
Offering Note	1(a). Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, (the "Securities Act"), this Registration Statement shall also cover any additional shares of Latham Group, Inc. (the "Registrant") common stock that become issuable under the Registrant's 2021 Omnibus Equity Incentive Plan, as amended, set forth herein by reason of any stock dividend, stock split, reclassification, recapitalization, spin-off or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Registrant's common stock, as applicable. 1(b). Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act. The offering price per unit and aggregate offering price are based on the average of the high and low prices of the Registrant's common stock as reported on the Nasdaq Global Select Market on April 29, 2026.